CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 7,657	$ 1,104
Accounts receivable and prepaid expenses	175	14
Total current assets	7,832	1,118
PROPERTY AND EQUIPMENT, NET	0	2
Total assets	7,832	1,120
LIABILITIES AND SHAREHOLDERS’ EQUITY
Trade payables	652	1,697
Other accounts payable	579	1,255
Short-term convertible notes	0	898
Total current liabilities	1,231	3,850
LONG-TERM LIABILITIES:
Liability related to stock options and warrants	787	630
Total long-term liabilities	787	630
SHAREHOLDERS’ EQUITY (DEFICIENCY):
Ordinary shares of £ 0.01 par value - Authorized: 49,800,000 shares at December 31, 2013 and 2012; Issued and outstanding: 40,227,953 and 13,369,809 shares at December 31, 2013 and 2012, respectively	675	245
Additional paid-in capital	25,681	13,199
Receipts on account of shares	0	118
Deficit accumulated during the development stage	(20,542)	(16,922)
Total shareholders’ equity (deficiency)	5,814	(3,360)
Total liabilities and shareholders’ equity	$ 7,832	$ 1,120